Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 46.34
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 7 months 6 days
Vested or expected to vest, aggregate intrinsic value	$ 37.4
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Remaining Contractual, PSU (Year)	5 years 1 month 6 days	5 years
Aggregate Intrinsic Value, PSU	$ 30.3
Aggregate Intrinsic Value, PSU	$ 32.9	$ 30.3
Number of PSUs Granted (in shares)	63,651
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 63.05
Number of Units Outstanding (in shares)	474,631	410,980
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 33.24	$ 29.17
Vested or expected to vest, RSU (in shares)	474,631
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 33.24
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 1 month 6 days
Vested or expected to vest, aggregate intrinsic value	$ 32.9
Exercisable, number of units (in shares)	355,675
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 24.17
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	3 years 10 months 24 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 24.6